Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40688
Entity Registrant Name	Draganfly Inc.
Entity Central Index Key	0001786286
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	235 103rd St. E.
Entity Address, City or Town	Saskatoon
Entity Address, State or Province	SK
Entity Address, Country	CA
Entity Address, Postal Zip Code	S7N 1Y8
City Area Code	(800)
Local Phone Number	979-9794
Title of 12(b) Security	Common Shares
Trading Symbol	DPRO
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	29,344,775
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Draganfly Inc. (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of comprehensive loss, changes in shareholders’ equity, and cash flows, for the years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and its financial performance and its cash flows for the years then ended, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.
Auditor Name	DMCL LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1173
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(212)
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System